LEASES - Components of Lease Expense (Details) $ in Millions	9 Months Ended
Nov. 30, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 748.1
Finance lease cost
Amortization of lease assets	70.1
Interest on lease liabilities	62.2
Variable lease cost	299.3
Sublease income	(83.6)
Total lease cost, net	$ 1,096.1